OTHER INCOME/(EXPENSES), NET	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
OTHER INCOME/(EXPENSES), NET
6.	OTHER INCOME/(EXPENSES), NET

	For the years ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Guarantee income	9,641,685	65,935,450	26,229,524
Donations	(873,320)	(6,288,539)	(412,465)
Total	8,768,365	59,646,911	25,817,059

In 2016, the Group issued debt payment guarantees and redemption guarantees in favor of Jinko Power Group, a related party (note 31). The guarantee liability which corresponds with the guarantee fees received is being amortized in straight line during the guarantee period from 1 to 16 years based on the life of the outstanding guaranteed bank loans by recognizing a credit to other income.